AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05048781

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert Amx

1-14157

April 27, 2005

MAY 4

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 11, 2005 the American Stock Exchange LLC (the "Exchange") received from Telephone and Data Systems, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Special Common shares, par value $0.01

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 10 2005 E
THOMSON
FINANCIAL

cc: Herbert Scholl